Shareholder Report, Line Graph (Details) 74200014600_Templeton Sustainable Emerging Markets Bond Fund_Advisor Class_TSR Annual {Advisor Class} - USD ($)											12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2025
Advisor Class
Account Value [Line Items]
Line Graph and Table Measure Name											Advisor Class
Accumulated Value	$ 10,366	$ 10,734	$ 9,554	$ 10,649	$ 11,243	$ 12,020	$ 11,848	$ 12,216	$ 11,052	$ 10,000	$ 13,140
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Global Aggregate Index
Accumulated Value	10,482	10,662	10,086	12,042	12,637	11,573	10,832	10,964	10,209	10,000	$ 11,338
JP Morgan GBI-EM Global Diversified Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											JP Morgan GBI-EM Global Diversified Index
Accumulated Value	$ 12,274	$ 12,573	$ 11,156	$ 12,633	$ 13,844	$ 13,480	$ 11,880	$ 12,667	$ 10,994	$ 10,000	$ 14,638